U.S. Securities and Exchange Commission, Washington, D.C. 20549

                  FORM 24F-2: Annual Notice of Securities Sold,
                             Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.       Name and address of issuer:
                SUNAMERICA STRATEGIC INVESTMENT SERIES, INC.
                The SunAmerica Center
                733 Third Avenue
                New York, NY  10017-3204

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [x]

3.       Investment Company Act File Number:      811-0169

         Securities Act File Number:              333-69517

4(a).    Last day of fiscal year for which this Form is filed:   10/31/01

4(b). Check this box if this notice is being filed late (I.E., more than 90 days after the end of the issuer's fiscal year). (See Instruction A.2.) [X]

4(c). Check this box if this is the last time the issuer will be filing this Form. [ ]

5.       Calculation of registration fee:

(i)      Aggregate sale price of securities
         sold during the fiscal year pursuant
         to section 24(f):                                   $103,698,896

(ii)     Aggregate price of securities
         redeemed or repurchased during the
         fiscal year:                                        $ 59,776,197

(iii)    Aggregate price of securities
         redeemed or repurchased during any
         prior fiscal year ending no earlier
         than October 11, 1995 that were not
         previously used to reduce
         registration fees payable
         to the Commission:                                  $ -0-

(iv)     Total available redemption credits
         [add items 5(ii) and 5(iii):                        $ 59,776,197

(v)      Net sales - if Item 5(i) is greater
         than Item 5(iv) [subtract Item 5(iv)
         from Item 5(i)]:                                    $ 43,922,699


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(vi)     Redemption credits available for use
         in future years - if Item 5(i) is
         less than Item 5(iv) [subtract Item
         5(iv) from Item 5(i)]:                              $ -0-

(vii)    Multiplier for determining
         registration fee (See Instruction
         C.9):                                               x .000092

(viii)   Registration fee due [multiply Item
         5(v) by Item 5(vii)] (enter "0" if
         no fee is due):                                     $ 4,040.88

6.       Prepaid Shares                                      -0-

         If the response to item 5(i) as determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): $9.10

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: $4,049.99

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
         February 11, 2002
         Method of Delivery:
                        [X] Wire Transfer
                        [ ] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)   /s/JULIE A. STAMM
                           -----------------------------------------------------
                           Julie A. Stamm, Assistant Secretary

Dated: February 11, 2002

* Please print the name and title of the signing officer below the signature.


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